Annual Fund Operating Expenses - BlackRock Diversified Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[1],[2],[3]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	0.25%	[4]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.50%	[5]
Fee Waiver or Reimbursement	(0.10%)	[1],[2],[4]
Net Expenses (as a percentage of Assets)	0.40%	[1],[2],[4]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[2]	BFA has contractually agreed to waive 0.095% of its management fee payable by the Master Portfolio through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[3]	The fees and expenses shown in the table above include the expenses of both the Fund and the Fund’s share of the allocated expenses of Diversified Equity Alpha Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[4]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BFA and BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust and of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund and the Master Portfolio.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.